ACCOUNTS PAYABLE	12 Months Ended
Sep. 30, 2014
Payables and Accruals [Abstract]
Accounts Payable Disclosure [Text Block]
NOTE 11. ACCOUNTS PAYABLE

	As of September 30, 2014	As of September 30, 2013
	US$(’000)	US$(’000)

Payable to third-party suppliers	$1,867	$1,606
	$1,867	$1,606

The increase was mainly due to purchase of more inventory during the year for the purpose of Jingbian integration project which was engaged with Hualu Engineering & Technology Co., Ltd